Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2025
Registrant Name	dei_EntityRegistrantName	BNY Mellon ETF Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0002025968
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 12, 2025
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Dec. 31, 2025
BNY Mellon Active Core Bond ETF | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKFI
BNY Mellon Core Plus ETF | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BCPL
BNY Mellon Municipal Intermediate ETF | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKMI
BNY Mellon Municipal Opportunities ETF | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMOP
BNY Mellon Municipal Short Duration ETF | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKMS